Earnings (Loss) per Share (Tables)	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended
	2022	2021
Numerator: Net loss	$(242,647)	$(55,373)
Denominator: Basic and Diluted Weighted-average shares in computing net loss per share attributable to common stockholders	79,953	64,562

Net loss attributable to common stockholders - basic and diluted	$(3.03)	$(0.86)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The potential shares of common stock excluded from the computation of diluted net loss per share for the periods presented due to their antidilutive impacts are as follows:

	Year Ended January 31,
	2022	2021
Shares of common stock issuable from stock options	1,317	2,182
Total RSUs unvested pending settlement	10,638	15,712
Private Warrants	10	—
Public Warrants	8,596	—

Potential common shares excluded from diluted net loss per share	20,561	17,894